Investment in finance leases, net (Tables)	12 Months Ended
Dec. 31, 2023
Flight Equipment, Net [Abstract]
Components of the Net Investment in Finance and Sales-type Leases
Components of investment in finance leases, net as of December 31, 2023 and 2022 were as follows:

	As of December 31,
	2023	2022
Future minimum lease payments to be received, net	$1,156,693	$1,299,724
Estimated residual values of leased flight equipment	597,184	630,538
Less: Unearned income	(490,502)	(551,165)
Less: Allowance for credit losses (Note 27)	(8,924)	(23,025)
	$1,254,451	$1,356,072

Sales-type and Direct Financing Leases, Lease Receivable, Maturity
As of December 31, 2023, the cash flows receivable, including the estimated residual value at lease termination, from finance, sales-type and leveraged leases were as follows:

Cash flows receivable
2024	$401,340
2025	290,173
2026	166,050
2027	156,133
2028	99,184
Thereafter	640,997
Undiscounted cash flows receivable	$1,753,877
Less: Unearned income	(490,502)
Less: Allowance for credit losses	(8,924)
$1,254,451